ACCOUNTS RECEIVABLE - Activity in the allowance for doubtful accounts (Details) - Accounts Receivable [Member] - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ACCOUNTS RECEIVABLE
Beginning balance	$ 1,236,331	$ 590,991	$ 533,596
Provisions		655,148	23,783
Reversal of allowance	(77,624)
Foreign currency translation adjustment	(49,834)	(9,808)	33,612
Ending balance	$ 1,108,873	$ 1,236,331	$ 590,991